PROVISION FOR LITIGATION - Probable losses roll-forward (Details) - Provision for litigation R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Changes in provision for contingencies
Beginning balance	R$ 24,552,350
Constitution of provisions	5,594,718
Reversals of provisions	(4,061,463)
Monetary correction	1,045,657
Write offs	(1,433,400)
Held for sale reclassification	(288,065)
Payments	(1,282,138)
Ending balance	R$ 24,127,659